UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-00524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	5/31
Date of reporting period:	2/29/16

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for those series, as appropriate.

Dreyfus Emerging Markets Debt Local Currency Fund

Dreyfus Equity Income Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Debt Local Currency Fund
February 29, 2016 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes - 75.5%		Rate (%)	Date	Amount ($)[a]		Value ($)
Foreign/Governmental - 75.5%
AHML Finance,
Sr. Unscd. Notes	RUB	7.75	2/13/18	742,600,000		9,354,729
Brazilian Government,
Notes, Ser. B	BRL	6.00	5/15/23	1,650,000	[b]	1,119,300
Brazilian Government,
Notes, Ser. B	BRL	6.00	8/15/24	4,000,000	[b]	2,662,661
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/23	17,770,000		3,514,911
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/25	33,090,000		6,201,634
Brazilian Government,
Sr. Notes, Ser. F	BRL	10.00	1/1/17	117,010,000		28,767,259
Brazilian Government,
Treasury Bills	BRL	0.00	4/1/16	1,700,000	[c]	418,354
Chilean Government,
Sr. Unscd. Notes	CLP	5.50	8/5/20	443,500,000		655,219
Colombian Government,
Bonds, Ser. B	COP	7.00	5/4/22	848,500,000		239,758
Colombian Government,
Bonds, Ser. B	COP	10.00	7/24/24	3,573,600,000		1,165,282
Colombian Government,
Bonds, Ser. B	COP	7.75	9/18/30	9,316,100,000		2,480,156
Comision Federal de Electricidad,
Sr. Unscd. Bonds	MXN	7.35	11/25/25	213,132,000		11,090,388
Empresas Publicas de Medellin,
Sr. Unscd. Notes	COP	7.63	9/10/24	2,394,000,000		583,767
Empresas Publicas de Medellin,
Sr. Unscd. Notes	COP	7.63	9/10/24	935,000,000	[d]	227,285
Eskom Holdings,
Sr. Scd. Bonds	ZAR	0.00	12/31/18	23,600,000	[c]	1,012,898
Findeter,
Sr. Unscd. Notes	COP	7.88	8/12/24	13,000,000,000	[d]	3,163,947
Hungarian Government,
Bonds, Ser. 25/B	HUF	5.50	6/24/25	1,211,860,000		5,115,872
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR58	IDR	8.25	6/15/32	62,330,000,000		4,466,975
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR68	IDR	8.38	3/15/34	66,280,000,000		4,786,326
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR70	IDR	8.38	3/15/24	19,810,000,000		1,484,357
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR71	IDR	9.00	3/15/29	36,740,000,000		2,808,390
Malaysian Government,
Sr. Unscd. Bonds, Ser. 0413	MYR	3.84	4/15/33	16,390,000		3,613,783
Petroleos Mexicanos,
Gtd. Notes	MXN	7.65	11/24/21	41,200,000		2,198,885
Petroleos Mexicanos,
Gtd. Notes	MXN	7.19	9/12/24	36,170,000		1,722,017
Philippine Government,
Sr. Unscd. Notes	PHP	4.95	1/15/21	46,000,000		994,007

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 75.5% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Foreign/Governmental - 75.5% (continued)
Russian Agricultural Bank,
Sr. Unscd. Notes	RUB	8.70	3/17/16	520,400,000		6,899,740
Russian Agricultural Bank,
Sr. Unscd. Notes	RUB	8.63	2/17/17	515,900,000		6,696,630
Russian Government,
Bonds, Ser. 6212	RUB	7.05	1/19/28	166,745,000		1,861,517
Russian Government,
Bonds, Ser. 6215	RUB	7.00	8/16/23	344,230,000		4,004,513
Thai Government,
Sr. Unscd. Bonds	THB	3.85	12/12/25	25,415,000		822,767
Thai Government,
Sr. Unscd. Bonds, Ser. ILB	THB	1.20	7/14/21	100,100,000	[e]	2,866,131
Thai Government,
Sr. Unscd. Bonds, Ser. ILB	THB	1.25	3/12/28	109,100,000	[e]	2,839,227
Transnet,
Sr. Unscd. Notes	ZAR	9.50	5/13/21	97,520,000	[d]	5,611,487
Turkish Government,
Bonds	TRY	8.80	9/27/23	19,530,000		6,028,306
Turkish Government,
Bonds	TRY	10.40	3/20/24	19,255,000		6,488,899
Turkish Government,
Bonds	TRY	9.00	7/24/24	5,000		1,564
Total Bonds and Notes
(cost $230,203,589)						143,968,941
Short-Term Investments - 1.5%

U.S. Treasury Bills
(cost $2,824,655)		0.15	3/31/16	2,825,000		2,824,424

Other Investment - 16.7%				Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money
Market Fund
(cost $31,815,042)				31,815,042	[f]	31,815,042

Total Investments (cost $264,843,286)				93.7%		178,608,407
Cash and Receivables (Net)				6.3%		12,044,537
Net Assets				100.0%		190,652,944

a Principal amount stated in U.S. Dollars unless otherwise noted.
BRL—Brazilian Real
CLP—Chilean Peso
COP—Colombian Peso
HUF—Hungarian Forint
IDR—Indonesian Rupiah
MXN—Mexican Peso
MYR—Malaysian Ringgit
PHP—Philippine Peso
RUB—Russian Ruble
THB—Thai Baht
TRY—Turkish Lira
ZAR—South African Rand

b Principal amount for accrual purposes is periodically adjusted based on changes in the Brazilian Consumer Price Index.

c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2016, these securities were valued at $9,002,719 or 4.72% of net assets.
e Principal amount for accrual purposes is periodically adjusted based on changes in the Thai Consumer Price Index.
f Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Debt Local Currency Fund
February 29, 2016 (Unaudited)

The following is a summary of the inputs used as of February 29, 2016 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Foreign Government		143,968,941		143,968,941
Mutual Funds	31,815,042			31,815,042
U.S. Treasury		2,824,424		2,824,424
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts ††		2,169,517		2,169,517
Swaps ††		1,215,623		1,215,623
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts ††		(4,695,276)		(4,695,276)
Options Written		(59,639)		(59,639)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF OPTIONS WRITTEN
Dreyfus Emerging Markets Debt Local Currency Fund
February 29, 2016 (Unaudited)

	Face Amount Covered
	by Contracts ($)	Value ($)
Call Options:
Euro,
March 2016 @ 1.06	4,100,000	(648)
South African Rand,
March 2016 @ 16	3,800,000	(58,791)
Put Options:
Euro,
March 2016 @ 1.13	4,100,000	(200)
Total Options Written
(premiums received $149,574)		(59,639)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts ("forward contracts") are valued each business day by an independent pricing service (the “Service”) approved by the Board Members ("Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the

NOTES

Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are

NOTES

valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at February 29, 2016 is discussed below.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in foreign currencies, or as a substitute for an investment. The fund is subject to market risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is

NOTES

closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at February 29, 2016:

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases:
Bank of America
Mexican New
Peso,
Expiring
3/31/2016	4,000,000	217,327	220,002	2,675
Barclays Bank
Polish Zolty,
Expiring
3/31/2016	57,920,000	14,042,942	14,494,961	452,019
Thai Baht,
Expiring
3/31/2016	74,415,000	2,042,124	2,086,709	44,585
Citigroup
Colombian Peso,
Expiring
3/31/2016	5,674,705,000	1,695,460	1,716,549	21,089
Hungarian Forint,
Expiring
3/31/2016	331,710,000	1,186,349	1,163,201	(23,148)
Indian Rupee,
Expiring
3/31/2016	264,820,000	3,865,625	3,844,602	(21,023)
Malaysian
Ringgit,
Expiring
3/31/2016	3,930,000	944,939	932,113	(12,826)
South African
Rand,
Expiring
3/31/2016	231,195,000	15,084,050	14,475,244	(608,806)

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases: (continued)
Citigroup (continued)
South Korean
Won,
Expiring
3/31/2016	388,730,000	322,197	314,056	(8,141)
Deutsche Bank
Hungarian Forint,
Expiring
3/31/2016	1,070,150,000	3,695,270	3,752,675	57,405
Goldman Sachs International
Chilean Peso,
Expiring
3/31/2016	1,534,830,000	2,099,803	2,194,992	95,189
Mexican New
Peso,
Expiring
3/31/2016	27,610,000	1,497,900	1,518,564	20,664
Polish Zolty,
Expiring
3/31/2016	15,000,000	3,775,087	3,753,875	(21,212)
South African
Rand,
Expiring
3/31/2016	18,700,000	1,172,156	1,170,817	(1,339)
Taiwan Dollar,
Expiring
3/31/2016	15,670,000	468,040	471,616	3,576
HSBC
Colombian Peso,
Expiring
3/31/2016	4,920,000,000	1,469,444	1,488,257	18,813
Indonesian
Rupiah,
Expiring
3/31/2016	82,838,765,000	5,864,691	6,162,330	297,639
Mexican New
Peso,
Expiring
3/31/2016	80,115,000	4,355,425	4,406,366	50,941
Romanian Leu,
Expiring
3/31/2016	1,885,000	471,686	459,440	(12,246)
JP Morgan Chase Bank
Indonesian
Rupiah,
Expiring
3/31/2016	32,755,770,000	2,407,982	2,436,684	28,702

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases: (continued)
JP Morgan Chase Bank
(continued)
Malaysian
Ringgit,
Expiring
3/31/2016	53,720,000	12,261,192	12,741,250	480,058
Mexican New
Peso,
Expiring
3/31/2016	37,760,000	2,040,235	2,076,819	36,584
Philippine Peso,
Expiring
3/31/2016	110,090,000	2,310,388	2,311,360	972
Romanian Leu,
Expiring
3/31/2016	15,635,000	3,798,622	3,810,795	12,173
Thai Baht,
Expiring
3/31/2016	106,965,000	2,932,958	2,999,460	66,502
Turkish Lira,
Expiring
3/31/2016	19,540,000	6,574,675	6,529,356	(45,319)
Morgan Stanley Capital Services
Brazilian Real,
Expiring
4/4/2016	19,560,000	4,836,900	4,823,268	(13,632)
Colombian Peso,
Expiring
3/31/2016	6,410,000,000	1,899,822	1,938,969	39,147
Nomura Securities
Taiwan Dollar,
Expiring
3/31/2016	58,670,000	1,757,113	1,765,777	8,664
Standard Chartered Bank
South African
Rand,
Expiring
3/31/2016	5,500,000	339,534	344,358	4,824
Sales:
Barclays Bank
South African
Rand,
Expiring
3/31/2016	3,700,000	230,737	231,659	(922)

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales: (continued)
Barclays Bank (continued)
Taiwan Dollar,
Expiring
3/31/2016	82,320,000	2,455,114	2,477,565	(22,451)
Citigroup
Brazilian Real,
Expiring
4/4/2016	116,950,000	27,542,273	28,838,507	(1,296,234)
Chilean Peso,
Expiring
3/31/2016	1,888,550,000	2,650,762	2,700,855	(50,093)
Philippine Peso,
Expiring
3/31/2016	110,090,000	2,287,822	2,311,360	(23,538)
Taiwan Dollar,
Expiring
3/31/2016	185,325,000	5,477,041	5,577,682	(100,641)
Goldman Sachs International
Malaysian
Ringgit,
Expiring
3/31/2016	5,800,000	1,390,554	1,375,638	14,916
South Korean
Won,
Expiring
3/31/2016	3,134,310,000	2,587,666	2,532,213	55,453
JP Morgan Chase Bank
Colombian Peso,
Expiring
3/31/2016	6,606,080,000	1,939,040	1,998,282	(59,242)
Hong Kong
Dollars,
Expiring
1/19/2017	13,965,000	1,768,393	1,793,132	(24,739)
Indian Rupee,
Expiring
3/31/2016	264,820,000	3,823,502	3,844,602	(21,100)
Peruvian New Sol,
Expiring
10/21/2016	28,850,000	8,295,236	7,950,153	345,083
Russian Ruble,
Expiring
3/31/2016	1,663,420,000	20,009,149	21,898,222	(1,889,073)
Singapore Dollar,
Expiring
3/31/2016	3,270,000	2,316,110	2,324,268	(8,158)

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales: (continued)
JP Morgan Chase Bank
(continued)
South African
Rand,
Expiring
3/1/2016	114,495,000	7,072,355	7,215,465	(143,110)
3/31/2016	106,355,000	6,370,661	6,658,944	(288,283)
South Korean
Won,
Expiring
3/31/2016	106,505,000	87,954	86,046	1,908
Morgan Stanley Capital Services
South African
Rand,
Expiring
3/31/2016	14,945,000	945,651	935,715	9,936
Gross Unrealized Appreciation				2,169,517
Gross Unrealized Depreciation				(4,695,276)

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a

NOTES

fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap transactions in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open interest rate swaps entered into by the fund at February 29, 2016:

OTC Interest Rate Swaps

Notional	Currency/	(Pay) Receive		Unrealized
Amount ($)	Floating Rate Counterparty	Fixed Rate (%)	Expiration	Appreciation ($)
	USD - 6 Morgan Stanley
19,100,000	MONTH LIBOR Capital Services	2.62	8/31/2025	255,452
	PLN - 1 YEAR
59,000,000	LIBOR Citigroup	2.72	6/1/2025	960,171

Gross Unrealized Appreciation				1,215,623

At February 29, 2016, accumulated net unrealized depreciation on investments was $86,144,944, consisting of $299,588 gross unrealized appreciation and $86,444,532 gross unrealized depreciation.

At February 29, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Equity Income Fund
February 29, 2016 (Unaudited)

Common Stocks - 98.1%	Shares		Value ($)
Automobiles & Components - 1.2%
Ford Motor	40,500		506,655
General Motors	23,700		697,728
Visteon	19,800		1,384,416
			2,588,799
Banks - 3.5%
JPMorgan Chase & Co.	103,205		5,810,441
New York Community Bancorp	72,150		1,091,630
Wells Fargo & Co.	19,900		933,708
			7,835,779
Capital Goods - 6.4%
Caterpillar	62,350		4,221,095
GATX	36,200	[a]	1,556,962
General Dynamics	2,860		389,732
General Electric	250,650		7,303,941
Northrop Grumman	1,850		355,607
Raytheon	4,770		590,765
			14,418,102
Commercial & Professional Services - 2.0%
Pitney Bowes	119,015		2,156,552
R.R. Donnelley & Sons	146,500	[a]	2,223,870
			4,380,422
Consumer Durables & Apparel - .5%
Garmin	6,000	[a]	243,060
Leggett & Platt	8,000		357,280
Mattel	18,970		616,904
			1,217,244
Consumer Services - 2.7%
Carnival	6,250		299,750
Darden Restaurants	73,400		4,688,792
Las Vegas Sands	10,600		511,768
Starwood Hotels & Resorts Worldwide	7,350	[b]	507,959
			6,008,269
Diversified Financials - 1.1%
Ares Capital	40,963		559,555
Federated Investors, Cl. B	63,000		1,648,710

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.1% (continued)	Shares		Value ($)
Diversified Financials - 1.1% (continued)
Waddell & Reed Financial, Cl. A	12,600		295,092
			2,503,357
Energy - 7.1%
Chevron	2,560		213,606
ConocoPhillips	6,315		213,636
CVR Energy	27,800	[a]	657,470
Exxon Mobil	56,210		4,505,232
HollyFrontier	4,700		158,954
Noble	220,000	[a]	1,832,600
ONEOK	149,900		3,597,600
Phillips 66	6,800		539,852
Schlumberger	4,050		290,466
Spectra Energy	105,700		3,086,440
Valero Energy	13,200		793,056
			15,888,912
Food & Staples Retailing - 3.1%
Wal-Mart Stores	103,740		6,882,112
Food, Beverage & Tobacco - 8.1%
Altria Group	135,270		8,328,574
Coca-Cola	14,500		625,385
Coca-Cola Enterprises	21,200		1,028,412
General Mills	9,500		559,075
Philip Morris International	84,290		7,672,919
			18,214,365
Health Care Equipment & Services - .1%
Abbott Laboratories	7,180		278,153
Household & Personal Products - 1.1%
Nu Skin Enterprises, Cl. A	16,000	[a]	487,840
Procter & Gamble	25,600		2,055,424
			2,543,264
Insurance - .3%
Old Republic International	14,900		265,220
Prudential Financial	4,905		324,171
			589,391
Materials - 2.7%
Dow Chemical	12,000		583,320
LyondellBasell Industries, Cl. A	64,800		5,197,608
Nucor	5,900		232,106
			6,013,034

Common Stocks - 98.1% (continued)	Shares		Value ($)
Media - 1.4%
Cablevision Systems, Cl. A	64,500		2,098,185
TEGNA	14,800		364,672
Viacom, Cl. B	15,440		568,964
			3,031,821
Pharmaceuticals, Biotechnology & Life Sciences - 11.9%
AbbVie	42,630		2,328,024
Amgen	7,700		1,095,556
Eli Lilly & Co.	5,270		379,440
Johnson & Johnson	78,050		8,211,640
Merck & Co.	140,110		7,034,923
Pfizer	256,557		7,612,046
			26,661,629
Real Estate - 9.1%
Annaly Capital Management	482,010	[b]	4,882,761
CBL & Associates Properties	161,000	[b]	1,856,330
Chimera Investment	132,820	[b]	1,730,645
General Growth Properties	19,700	[b]	542,144
Hospitality Properties Trust	12,740	[b]	309,327
Lamar Advertising, Cl. A	31,000		1,771,030
MFA Financial	646,300	[b]	4,401,303
Starwood Property Trust	152,900	[b]	2,681,866
The RMR Group, Cl. A	311	[b]	7,016
Two Harbors Investment	267,900		2,076,225
			20,258,647
Retailing - 4.4%
Best Buy	6,100		197,579
Genuine Parts	3,170		285,776
Home Depot	3,490		433,179
Target	113,100		8,872,695
			9,789,229
Semiconductors & Semiconductor Equipment - 1.9%
Intel	94,895		2,807,943
Maxim Integrated Products	8,955		303,216
Texas Instruments	20,300		1,076,306
			4,187,465
Software & Services - 10.0%
CA	139,150		4,075,703
International Business Machines	62,290		8,161,859
Leidos Holdings	26,200		1,132,364
Microsoft	81,885		4,166,309

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.1% (continued)	Shares		Value ($)
Software & Services - 10.0% (continued)
Oracle	14,590		536,620
Paychex	10,600		544,734
Western Union	198,900	[a]	3,631,914
			22,249,503
Technology Hardware & Equipment - 4.6%
Apple	74,120		7,166,663
Cisco Systems	36,900		966,042
HP	25,150		268,854
Seagate Technology	61,950	[a]	1,942,752
			10,344,311
Telecommunication Services - 6.7%
AT&T	188,060		6,948,817
CenturyLink	53,700		1,642,683
Verizon Communications	124,370		6,309,290
			14,900,790
Transportation - 1.5%
Macquarie Infrastructure	14,700		897,435
United Parcel Service, Cl. B	26,720		2,579,816
			3,477,251
Utilities - 6.7%
Ameren	9,160		430,062
American Electric Power	29,460		1,819,155
CMS Energy	7,550		298,678
Consolidated Edison	8,440		590,884
Duke Energy	11,400		846,792
Entergy	26,400		1,906,344
Exelon	47,500		1,495,775
FirstEnergy	194,800		6,519,956
NiSource	12,200		262,056
PG&E	8,500		482,205
Public Service Enterprise Group	6,760		288,382
			14,940,289
Total Common Stocks (cost $207,351,677)			219,202,138
Master Limited Partnerships - 1.0%
Diversified Financials - 1.0%
Lazard
(cost $2,893,670)	64,700		2,276,146

Other Investment - 1.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $2,219,050)	2,219,050 [c]	2,219,050
Investment of Cash Collateral for Securities Loaned - 3.3%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $7,298,837)	7,298,837 [c]	7,298,837
Total Investments (cost $219,763,234)	103.4%	230,996,171
Liabilities, Less Cash and Receivables	(3.4%)	(7,550,404)
Net Assets	100.0%	223,445,767

[a]

Security, or portion thereof, on loan. At February 29, 2016, the value of the fund’s securities on loan was $11,770,422 and the value of the collateral held by the fund was $11,993,346 consisting of cash collateral of $7,298,837 and U.S. Government & Agency securities valued at $4,694,509.

[b]	Investment in real estate investment trust.
[c]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Pharmaceuticals, Biotech & Life Sciences	11.9
Software & Services	10.0
Real Estate	9.1
Food, Beverage & Tobacco	8.1
Energy	7.1
Telecommunication Services	6.7
Utilities	6.7
Capital Goods	6.4
Technology Hardware & Equipment	4.6
Retailing	4.4
Money Market Investments	4.3
Banks	3.5
Food & Staples Retailing	3.1
Consumer Services	2.7
Materials	2.7
Diversified Financials	2.1
Commercial & Professional Services	2.0
Semiconductors & Semiconductor Equipment	1.9
Transportation	1.5
Media	1.4
Automobiles & Components	1.2
Household & Personal Products	1.1
Consumer Durables & Apparel	.5
Insurance	.3
Health Care Equipment & Services	.1
103.4
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Equity Income Fund
February 29, 2016 (Unaudited)

The following is a summary of the inputs used as of February 29, 2016 in valuing the fund’s investments:

		Level 2 -	Other Level 3 -Significant
	Level 1 - Unadjusted	Significant Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities -
Domestic Common
Stocks†	217,369,538	-	-	217,369,538
Equity Securities -
Foreign Common
Stocks†	1,832,600	-	-	1,832,600
Master Limited
Partnership
Interests†	2,276,146	-	-	2,276,146
Mutual Funds	9,517,887	-	-	9,517,887

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative
GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.
Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receiptsand financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the "Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The fair value of the fund’s interest in a limited partnership represents the amount that the fund could reasonably expect to receive from the limited partnership if the fund’s capital was withdrawn from the limited partnership at the time of valuation, based on information available at the time the valuation is made and that the fund believes to be reliable. The valuation utilizes financial information supplied by the limited partnership with adjustments made daily for any underlying exchange traded securities. Limited partnerships are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

NOTES

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At February 29, 2016, accumulated net unrealized appreciation on investments was $11,232,937, consisting of $23,115,544 gross unrealized appreciation and $11,882,607 gross unrealized depreciation.

At February 29, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 25, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 25, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)